UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ospraie Management, LLC
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Address:   320 Park Avenue, 27th Floor
           --------------------------------------------------
           New York, New York  10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     028-11391
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kirk Rule
           --------------------------------------------------
Title:     Chief Compliance Officer
           --------------------------------------------------
Phone:     212-602-5000
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Kirk Rule               New York, New York              5/15/06
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        37
                                               -------------

Form 13F Information Table Value Total:        $1,000,549
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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                                                                                                          VOTING AUTHORITY
           NAME OF            TITLE                VALUE    SHRS OR     SH/  PUT/  INVESTMENT   OTHER
          ISSUER            OF CLASS    CUSIP    (X $1000)  PRN AMT     PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------

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
APEX SILVER MINES LTD         ORD      G04074103   4,750     200,000    SH           SOLE                200,000
BURLINGTON RES INC            COM      122014103  11,489     125,000    SH           SOLE                125,000
CARNIVAL CORP              PAIRED CTF  143658300  36,475     770,000    SH           SOLE                770,000
CELANESE CORP DEL           COM SER A  150870103  34,278   1,634,600    SH           SOLE              1,634,600
CHEMTURA CORP                  COM     163893100  32,788   2,783,400    SH           SOLE              2,783,400
CHESAPEAKE ENERGY CORP         COM     165167107   5,497     175,000    SH           SOLE                175,000
CHEVRON CORP NEW               COM     166764100 117,389   2,025,000    SH           SOLE              2,025,000
CHOICEPOINT INC                COM     170388102  10,964     245,000    SH           SOLE                245,000
CLEVELAND CLIFFS INC           COM     185896107  75,054     861,500    SH           SOLE                861,500
COLD SPRING CAP INC    UNIT 99/99/9999 192865202  10,800   1,666,600    SH           SOLE              1,666,600
COMPTON PETE CORP              COM     204940100   1,912     150,000    SH           SOLE                150,000
CONOCOPHILLIPS                 COM     20825C104  20,524     325,000    SH           SOLE                325,000
GENERAL ELECTRIC CO            COM     369604103   3,478     100,000    SH           SOLE                100,000
GLOBAL LOGISTICS       UNIT 99/99/9999 379414204  10,325   1,250,000    SH           SOLE              1,250,000
ACQUISITION
GRUPO AEROPORTUARIO DE PAC SPON ADR B  400506101   1,278      40,000    SH           SOLE                 40,000
HEXCEL CORP NEW                COM     428291108  16,478     750,000    SH           SOLE                750,000
HOVNANIAN ENTERPRISES INC     CL A     442487203  40,574     923,600    SH           SOLE                923,600
INTERNATIONAL COAL GRP INC N   COM     45928H106  12,165   1,249,000    SH           SOLE              1,249,000
LENNAR CORP                   CL B     526057302  74,480   1,335,000    SH           SOLE              1,335,000
M D C HLDGS INC                COM     552676108  21,222     330,000    SH           SOLE                330,000
MITTAL STEEL CO N V    NY REG SH CL A  60684P101   3,775     100,000    SH           SOLE                100,000
OMI CORP NEW                   COM     Y6476W104  38,293   2,125,000    SH           SOLE              2,125,000
OVERSEAS SHIPHOLDING           COM     690368105   6,950     145,000    SH           SOLE                145,000
GROUP I
PACTIV CORP                    COM     695257105  26,749   1,090,000    SH           SOLE              1,090,000
QUINTANA MARITIME LTD          SHS     Y7169G109  10,106   1,144,500    SH           SOLE              1,144,500
RELIANT ENERGY INC             COM     75952B105  46,023   4,350,000    SH           SOLE              4,350,000
REPUBLIC AQYS HLDGS INC        COM     760276105   7,712     520,700    SH           SOLE                520,700
ROCKWOOD HLDGS INC             COM     774415103  33,100   1,437,900    SH           SOLE              1,437,900
ROYAL CARIBBEAN CRUISES LTD    COM     V7780T103  77,527   1,845,000    SH           SOLE              1,845,000
STANDARD PAC CORP NEW          COM     85375C101  45,797   1,362,200    SH           SOLE              1,362,200
TEMPLE INLAND INC              COM     879868107  24,152     474,800    SH           SOLE                474,800
TRANSOCEAN INC                 ORD     G90078109   2,409      30,000    SH           SOLE                 30,000
TSAKOS ENERGY NAVIGATION LTD   SHS     G9108L108   1,175      30,000    SH           SOLE                 30,000
TYCO INTL LTD NEW              COM     902124106  36,288   1,350,000    SH           SOLE              1,350,000
UNITED PARCEL SERVICE INC     CL B     911312106  23,020     290,000    SH           SOLE                290,000
XERIUM TECHNOLOGIES INC        COM     98416J100   3,506     373,400    SH           SOLE                373,400
XTO ENERGY INC                 COM     98385X106  72,047   1,653,600    SH           SOLE              1,653,600
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